SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total share-based compensation expense	$ 2,199	$ 2,470
Cost of revenues [Member]
Total share-based compensation expense	189	265
Research and development [Member]
Total share-based compensation expense	278	336
Sales and Marketing [Member]
Total share-based compensation expense	640	683
General and administrative [Member]
Total share-based compensation expense	$ 1,092	$ 1,186